Commitments and contingencies (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Commitments and contingencies
Tax provisions	$ 14,761	$ 18,420
Uncertain tax positions for which no provision has been made	12,031	12,880
Commitments paid to date	1,700
November 2024
Commitments and contingencies
Commitments	12,500
November 2025
Commitments and contingencies
Commitments	13,000
Tax provisions
Commitments and contingencies
Tax provisions	11,635	$ 15,288
Withholding tax and VAT
Commitments and contingencies
Uncertain tax positions for which no provision has been made	$ 21,403